Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
30. Subsequent events
(a) Completion of the Asset-backed Notes Issuance
In March 2025, the Group entered into another asset-backed securitization arrangement with issuance of the notes at the total amount of
RMB895,000 and securitized receivables arising from auto financing arrangements through the transfer of those assets to a securitization vehicle. It is a revolving arrangement where the Group provides management, administration and collection services (at market rates) on the transferred financial assets, but only retains an insignificant economic interest in the securitization vehicle. As a result, the Group will not consolidate the securitization vehicle (thereby derecognizing transferred receivables) under US GAAP.
(b) A Conditional Grant of CEO service-based and performance-based RSUs
On March 19, 2025, our Board of Directors has conditionally granted a 10-year CEO service-based performance RSUs with vesting contingent upon achieving certain specified market conditions performance. The conditional grant is subject to the independent shareholders’ approval at the upcoming Annual General Meeting.